INCOME TAXES (Details 3) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Deferred income tax assets:
Net operating loss carryforward	$ 13,921,773	$ 19,024,793
Deferred interest, consulting and compensation liabilities	2,850,840	3,850,567
Deferred income tax assets - other	155,517	118,793
Deferred income tax assets gross	16,928,130	22,994,153
Deferred income tax liabilities-other
Deferred income tax asset-net before valuation allowance	16,928,130	22,994,153
Valuation allowance	(16,928,130)	(22,994,153)
Deferred income tax asset-net